Restructuring - Schedule of Severance and Other Restructuring Accrual Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Reserve [Roll Forward]
Beginning balance	$ 37.4	$ 28.5	$ 35.3
Restructuring (credits) charges	0.9	28.5	29.5
Payments and other	(25.6)	(19.6)	(36.3)
Ending balance	12.7	37.4	28.5
Severance Pay and Benefits
Restructuring Reserve [Roll Forward]
Beginning balance	26.3	22.5	32.8
Restructuring (credits) charges	(5.5)	12.0	18.5
Payments and other	(18.2)	(8.2)	(28.8)
Ending balance	2.6	26.3	22.5
Contract Termination and Other Costs
Restructuring Reserve [Roll Forward]
Beginning balance	11.1	6.0	2.5
Restructuring (credits) charges	6.4	16.5	11.0
Payments and other	(7.4)	(11.4)	(7.5)
Ending balance	$ 10.1	$ 11.1	$ 6.0